Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2018
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2018	December 31, 2017
Cost:
Beginning balance	275,582	242,462
- Additions	28,789	33,120
- Disposals	(26,290)	-
- Impairment charges	(7,267)	-
Ending balance	270,814	275,582

Accumulated depreciation:
Beginning balance	(20,852)	(10,353)
- Additions	(10,793)	(10,499)
- Disposals	4,045	-
Ending balance	(27,600)	(20,852)

Net book value	243,214	254,730